Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013
Deferred Income Tax Assets [Abstract]
Pension benefits	$ 407	$ 104
Postretirement benefits	1,355	1,238
Other employee benefits	113	122
Other	471	497
Total deferred income tax assets	2,346	1,961
Valuation allowance	(20)	(3)
Net deferred income tax assets	2,326	1,958
Deferred Income Tax Liabilities [Abstract]
Property, plant and equipment	(979)	(949)
Debt exchange	(350)	(384)
Other	(66)	(65)
Total deferred income tax liabilities	(2,223)	(2,226)
Net deferred income tax assets / (liabilities)	103	(268)
Trade names
Deferred Income Tax Liabilities [Abstract]
Trade names	$ (828)	$ (828)